12. Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred expense (benefit)	$ (402,748)	$ (231,970)
Deferred Income Tax Charges [Member]
Depreciation	(18,120)	(37,653)
Mortgage servicing rights	108,616	(29,859)
Deferred compensation	(18,090)	(22,827)
Bad debts	(254,234)	(249,202)
Non-accrual loan interest	(5,590)	73,065
Limited partnership amortization	27,529	(340,021)
Investment in CFSG Partners	43,864	44,991
Fair value adjustment on acquired premises and equipment	0	153,862
Core deposit intangible	(92,716)	(115,896)
Loan fair value	(7,165)	(18,031)
Fannie Mae preferred stock write down	0	779,578
Alternative minimum tax	0	59,031
OREO write down	(15,130)	0
Tax credit carryovers	(170,865)	(604,096)
Other	(847)	75,088
Deferred expense (benefit)	$ (402,748)	$ (231,970)